UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22353

Grosvenor Registered Multi-Strategy Fund

(TI 2), LLC

(Exact name of Registrant as specified in charter)

900 North Michigan Avenue, Suite 1100

Chicago, Illinois 60611

(Address of principal executive offices) (Zip code)

Scott J. Lederman Grosvenor Registered Funds 900 North Michigan Avenue Suite 1100 Chicago, Illinois 60611	George J. Zornada, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 506-6500

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

ITEM 1 – REPORTS TO STOCKHOLDERS

The Report to Shareholders is attached hereto.

GROSVENOR REGISTERED MULTI-STRATEGY FUND (TI 2), LLC

Financial Statements (unaudited)

For the Six Months Ended September 30, 2016

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Financial Statements (unaudited)

For the Six Months Ended September 30, 2016

The TI 2 Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The TI 2 Fund’s Form N-Qs are available (i) without charge, upon request, by calling (866) 211-4521; and (ii) on the SEC’s website at www.sec.gov. The Form N-Qs may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may also be obtained by calling 1-800-SEC-0330.

The TI 2 Fund has adopted Proxy Voting Policies and Procedures under which the TI 2 Fund votes proxies relating to securities held by the TI 2 Fund. In addition, the TI 2 Fund files Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the TI 2 Fund’s Proxy Voting Policies and Procedures and the TI 2 Fund’s proxy voting record (Form N-PX) is available (i) without charge, upon request, by calling (855) 426-9321; and (ii) on the SEC’s website at www.sec.gov.

The TI 2 Fund’s prospectus and statement of additional information include additional information about the Directors of TI 2 Fund and other information about the TI 2 Fund. These documents are available without charge, upon request, by calling (866) 211-4521.

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Statement of Assets, Liabilities and Members’ Capital (unaudited)

September 30, 2016

ASSETS

Investment in Grosvenor Registered Multi-Strategy Master Fund, LLC, at fair value	$97,514,767
Cash and cash equivalents	1,010,862
Redemption receivable from investment in Grosvenor Registered Multi-Strategy Master Fund, LLC	3,267,788

Total assets	101,793,417

LIABILITIES

Repurchase of Members’ Shares payable	3,430,575
Members’ subscriptions received in advance	559,350
Management fee payable	83,787
Servicing fees payable	41,894
Professional fees payable	24,198
Administration fee payable	11,438

Total liabilities	4,151,242

NET ASSETS	$97,642,175

MEMBERS’ CAPITAL

Represented by:
Paid-in Capital	$129,788,807
Accumulated net investment loss	(20,745,445)
Accumulated undistributed net realized gains	1,069,639
Accumulated net unrealized appreciation/(depreciation) on investments	(12,470,826)

MEMBERS’ CAPITAL	$97,642,175

Net asset value per Share (Shares outstanding of 103,507.39)	$943.34

The accompanying notes and attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

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Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Statement of Operations (unaudited)

For the Six Months Ended September 30, 2016

NET INVESTMENT LOSS ALLOCATED FROM GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC
Interest	$1,134
Expenses	(717,559)

Net investment loss allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC	(716,425)

FUND EXPENSES
Management fee	251,888
Servicing fees	125,944
Administration fee	40,032
Registration fees	29,986
Professional fees	22,130
Other expenses	7,350

Total Fund expenses	477,330

Net investment loss	(1,193,755)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS ALLOCATED FROM GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC
Net realized gain/(loss) from investments	1,384,053
Current income tax expense	–

Net realized gain/(loss), net of taxes	1,384,053

Change in net unrealized appreciation/(depreciation) on investments	3,790,616
Deferred income tax benefit	16,618

Change in net unrealized appreciation/(depreciation), net of taxes	3,807,234

Net realized and unrealized gain/(loss) on investments allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC	5,191,287

NET INCREASE IN MEMBERS’ CAPITAL RESULTING FROM OPERATIONS	$3,997,532

The accompanying notes and attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

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Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Statements of Changes in Members’ Capital

Members’ Capital, March 31, 2015	$119,983,358

Members’ subscriptions	2,772,858

Members’ Shares repurchased	(16,966,574)

Members’ distributions	(4,515,116)

Members’ distributions reinvested	4,449,242

Net decrease in Members’ Capital resulting from capital transactions	(14,259,590)

Net investment loss	(2,507,482)

Net realized gain/(loss), net of taxes	783,050

Change in net unrealized appreciation/(depreciation), net of taxes	(4,563,484)

Net decrease in Members’ Capital resulting from operations	(6,287,916)

Members’ Capital, March 31, 2016	99,435,852

Members’ subscriptions	859,230

Members’ Shares repurchased	(6,650,439)

Net decrease in Members’ Capital resulting from capital transactions	(5,791,209)

Net investment loss	(1,193,755)

Net realized gain/(loss), net of taxes	1,384,053

Change in net unrealized appreciation/(depreciation), net of taxes	3,807,234

Net increase in Members’ Capital resulting from operations	3,997,532

Members’ Capital, September 30, 2016 (unaudited)	$97,642,175

The accompanying notes and attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

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Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Statement of Cash Flows (unaudited)

For the Six Months Ended September 30, 2016

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in Member’s Capital resulting from operations	$3,997,532
Adjustments to reconcile net increase in Member’s Capital resulting from operations to net cash provided by operating activities:
Change in net unrealized (appreciation)/depreciation on investments allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC, net of taxes	(3,807,234)
Net investment loss allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC	716,425
Net realized (gain)/loss allocated from Grosvenor Registered Multi-Strategy Master Fund, LLC, net of taxes	(1,384,053)
Purchases of investment in Grosvenor Registered Multi-Strategy Master Fund, LLC	(666,338)
Proceeds from investment in Grosvenor Registered Multi-Strategy Master Fund, LLC	4,537,430
Increase/(Decrease) in operating liabilities:
Management fee payable	504
Servicing fees payable	252
Professional fees payable	(1,825)
Administration fee payable	(17,213)
Other liabilities	(600)

Net cash provided by operating activities	3,374,880

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ subscriptions	1,185,727
Payments for Members’ Shares repurchased	(4,153,396)

Net cash used in financing activities	(2,967,669)

Net increase in cash and cash equivalents	407,211

Cash and cash equivalents at beginning of period	603,651

Cash and cash equivalents at end of period	$1,010,862

The accompanying notes and attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

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Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Financial Highlights

The following represents certain ratios to average Members’ Capital, total return, and other supplemental information for the period indicated:

	For the Six Months Ended September 30, 2016	Years Ended March 31,
	(unaudited)***	2016	2015	2014*	2013	2012
Per Share operating performance: **

Net asset value per Share, beginning of year/period	$906.32	$1,006.59	$1,011.11	$1,041.05	$–	$–

Income/(loss) from investment operations:

Net investment income/(loss)	(11.01)	(22.53)	(23.00)	(14.63)	–	–

Net realized and unrealized gain/(loss) from investments operations	48.03	(35.63)	59.67	70.04	–	–

Total income/(loss) from investment operations	37.02	(58.16)	36.67	55.41	–	–

Distributions to Members	–	(42.11)	(41.19)	(85.35)	–	–

Net asset value per Share, end of year/period	$943.34	$906.32	$1,006.59	$1,011.11	$–	$–

Ratios to average Members’ Capital: (a)

Net investment loss - net of expense limitation reimbursement (b)	(2.39%) (c)	(2.32%) (c)	(2.30%) (c)	(2.39%) (c)	(2.43%) (c)	(2.34%)

Expenses - gross of expenses limitation reimbursement/recapture (d)	2.39%	2.32%	2.24%	2.32%	2.42%	2.77%

Expenses - net of expense limitation reimbursement/recapture (d)	2.39%	2.32%	2.30%	2.39%	2.43%	2.34%

Total return (e)	4.08%	(5.92%)	3.69%	6.33%	5.56%	(1.58%)

Master Fund Portfolio turnover rate: (f)	8.74%	0.40%	22.24%	32.59%	86.35% (g)	21.75%

Members’ Capital, end of period ($000)	$97,642	$99,436	$119,983	$128,939	$127,948	$21,744

*	The net asset value per Share amounts are for the period September 1, 2013 (the first subscription date after the TI 2 Fund registered its Shares under the Securities Act) through March 31, 2014.

**	Based on Shares outstanding at the end of each month.

***	The ratios for the period April 1, 2016 through September 30, 2016 have been annualized.

The accompanying notes and attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

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Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Financial Highlights (continued)

(a)	Average Members’ Capital is determined by using the net assets as of the first day of the fiscal year and at the end of each month during the period.

(b)	The ratio reflects the income and expenses including the TI 2 Fund’s proportionate share of income and expenses of Grosvenor Registered Multi-Strategy Master Fund, LLC.

(c)	Expenses include TI 2 Fund’s proportional share of interest and facility fees related to Grosvenor Registered Multi-Strategy Master Fund, LLC’s line of credit.

(d)	The ratio reflects the expenses including the TI 2 Fund’s proportionate share of the expenses of Grosvenor Registered Multi-Strategy Master Fund, LLC.

(e)

Total return is not annualized. Total return is based on the combination of changes in the net asset value per Share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per Share at the time of reinvestment.

(f)	The ratio excludes in-kind transactions.

(g)

The ratio calculation reflects the transition of the Master Fund domestic limited partnership limited vehicles to offshore corporations, or similar vehicles as discussed in Note 1 of the Master Fund’s Notes to Consolidated Financial Statements.

The accompanying notes and attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

6

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Financial Statements (unaudited)

September 30, 2016

1. Organization

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC (the “TI 2 Fund”) commenced operations on July 1, 2010, and is a Delaware limited liability company. The TI 2 Fund is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company.

The TI 2 Fund was formed as part of a reorganization of the predecessor of Grosvenor Registered Multi-Strategy Master Fund, LLC (the “Master Fund”) into a “master/feeder” investment structure (the “Reorganization”). As part of the Reorganization, members of the Master Fund became members (“Members”) of the TI 2 Fund. The TI 2 Fund had no assets, liabilities, or operations prior to the Reorganization. The TI 2 Fund’s primary investment objectives are to provide investors (i) an attractive, long-term rate of return, on an absolute as well as a risk-adjusted basis, (ii) low performance volatility and (iii) minimal correlation with the equity and fixed income markets. In pursuing its investment objectives, the TI 2 Fund invests substantially all of its assets in the Master Fund, a Delaware limited liability company, which, like the TI 2 Fund, is registered under the 1940 Act. The Master Fund invests in a diverse group of private investment funds (“Investment Funds”) managed by a select group of alternative asset managers (“Investment Managers”) and has the same investment objectives and substantially the same investment policies as those of the TI 2 Fund.

The consolidated financial statements of the Master Fund, including the Consolidated Schedule of Investments, are attached to this report and should be read in conjunction with the TI 2 Fund’s financial statements. As of September 30, 2016, the TI 2 Fund’s beneficial ownership of the Master Fund’s Members’ Capital was 24.27%.

Effective January 1, 2013, the TI 2 Fund made the election to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) (i.e., a 1099-issuing “RIC”).

The Board of Directors (the “Board”) has overall responsibility to manage and supervise the operations of the TI 2 Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the TI 2 Fund’s business.

Grosvenor Capital Management, L.P., (the “Adviser” or “Grosvenor”) serves as the management services provider of the TI 2 Fund and the investment adviser of the Master Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and is responsible for the day-to-day operations of both the Master Fund and the TI 2 Fund as well as all portfolio management and investment advisory services for the Master Fund. In addition, the Adviser provides various management and administrative services to the TI 2 Fund pursuant to a management agreement with the TI 2 Fund and is responsible for the investment of the cash reserves of the TI 2 Fund.

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

7

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2016

2. Summary of Significant Accounting Policies

a. Basis of Presentation

The investment Adviser has determined that the TI 2 Fund meets the requirements of an investment company and as a result, maintains its accounting records and has presented these financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”).

The accompanying financial statements of the TI 2 Fund have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) and are stated in United States Dollars (“U.S. Dollars” or “$”). The following is a summary of the significant accounting and reporting policies used in preparing the financial statements:

b. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the TI 2 Fund’s financial statements are reasonable and prudent; however, the actual results could differ from these estimates.

c. Capital Transactions

Shares of the TI 2 Fund (“Shares”) purchased by eligible investors may be accepted as of the first day of each month, or at such times as the Board may determine. Investors who purchase Shares of the TI 2 Fund in the offering, and other persons who acquire Shares, will become members of the TI 2 Fund (“Members”).

In connection with initial and additional investments, Members may be charged a maximum sales load of up to 2.5% (the “Sales Load”) on Shares purchased through Selling Agents (as defined in Note 4). No Sales Load will be charged by the Selling Agents to certain types of Members. In addition, no Sales Load will be charged to any Member investing directly with the TI 2 Fund through the Distributor (as defined in Note 4).

The TI 2 Fund may, from time to time, offer to repurchase Shares from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the TI 2 Fund’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the TI 2 Fund offer to repurchase Shares from Members four times each year, effective as of the last day of each calendar quarter. Members can only transfer or assign Shares under certain limited circumstances. Member repurchases are recognized as liabilities when the amount becomes fixed and determinable. This generally will occur on the last day of a fiscal period.

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

8

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2016

2. Summary of Significant Accounting Policies (continued)

d. Income Taxes and Distributions

The TI 2 Fund is classified as a corporation for federal income tax purposes, and intends to elect to be treated, and expects each year to qualify as a RIC under Subchapter M of the Code. The TI 2 Fund has elected to have a tax year end of October 31. The TI 2 Fund intends to annually distribute to its Members substantially all of its ordinary income and net realized gains sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for U.S. federal income or excise tax has been recorded in these financial statements.

As of September 30, 2016, the TI 2 Fund’s allocable share of the cost and unrealized appreciation/(depreciation) of the Investment Funds and the GRF Domestic Sub-Fund, LLC (the “Sub-Fund”) owned by the Master Fund, based on cost for federal income tax purposes as of October 31, 2015, were as follows:

	Investment Funds	Sub-Fund
Tax Cost Basis of Investments	$89,426,278	$855,460

Gross Unrealized Appreciation	$587,113	$184,234
Gross Unrealized Depreciation	(4,258,759)	–

Net Unrealized Appreciation/(Depreciation)	$(3,671,646)	$184,234

The cost of investments in Investment Funds shown above is attributable to investments held directly by the Master Fund and excludes the cost of the Master Fund’s investment in the Sub-Fund. The TI 2 Fund’s policy of determining the Sub-Fund tax cost is to calculate using the tax basis of the corporation and not the tax cost basis of the individual investment fund holdings of the Sub-Fund. The aggregate cost of Investment Funds takes into consideration tax elections made as of October 31, 2015 on passive foreign investment companies (“PFICs”). For tax purposes, the cost of the Sub-Fund takes into consideration the tax cost of underlying investments contributed on January 1, 2013, in addition to tax treatment of redemptions subsequent to such contribution date.

Permanent book-to-tax basis differences resulted in the reclassification of amounts stated below as of October 31, 2015, the Fund’s tax year end, between the capital accounts reported on the TI 2 Fund’s Statement of Assets, Liabilities and Members’ Capital as of September 30, 2016. Such permanent reclassifications are primarily due to: (i) the sales of PFIC investments; and (ii) differences between financial and tax reporting related to the Sub-Fund. Net assets and the Net Asset Value (“NAV”) of the TI 2 Fund were not affected by these reclassifications.

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

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Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2016

2. Summary of Significant Accounting Policies (continued)

d. Income Taxes and Distributions (continued)

Paid-in Capital	Accumulated Net Investment Loss	Accumulated Undistributed Net Realized Losses

$ 11,418	$ 2,808,108	$ (2,819,526)

The tax basis of undistributed earnings for the fiscal tax year ended October 31, 2015 shown below represent distribution requirements met by the TI 2 Fund subsequent to the fiscal tax year end in order to satisfy income tax requirements and the capital loss carryforward as of the tax year end. The capital loss carryforward is not subject to expiration. The capital loss carryforwards will reduce the TI 2 Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the TI 2 Fund of any liability for federal tax. Based on the current investment strategy of the Master Fund, the investment adviser does not expect the capital loss carryforward indicated below to be utilized by the TI 2 Fund.

Undistributed Ordinary Income	Capital Loss Carryforward

$ 4,382,126	$ (1,661,811)

The tax character of distributions paid for the six months ended September 30, 2016 and the year ended March 31, 2016 were as follows:

	Six Months ended September 30, 2016	Year ended March 31, 2016

From ordinary income	$-	$4,515,116
From long-term capital gains	-	-

Total distributions	$-	$4,515,116

The authoritative guidance on accounting for and disclosure of uncertainty in any significant tax positions requires management to determine whether a tax position of the TI 2 Fund is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Management of the TI 2 Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Furthermore, management of the TI 2 Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

10

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2016

2. Summary of Significant Accounting Policies (continued)

d. Income Taxes and Distributions (continued)

unrecognized tax benefits will significantly change in the next twelve months. Therefore no additional tax expense, including any interest or penalties was recorded for the period ended September 30, 2016. To the extent the TI 2 Fund is required to record interest and penalties, they would be included in income tax expense on its Statement of Operations.

Under the respective statute of limitations, the TI 2 Fund is generally subject to examinations by taxing authorities for up to three years from the date of filing. The TI 2 Fund has no examinations in progress.

e. Other

Cash and cash equivalents consist of amounts maintained in an interest-bearing account with the TI 2 Fund’s custodian, The Bank of New York Mellon. Interest income is recorded on the accrual basis. In circumstances when Federal Deposit Insurance Corporation insured limits are exceeded, the risk of default depends on the creditworthiness of The Bank of New York Mellon. Through September 30, 2016, the TI 2 Fund has not experienced any losses in such accounts. The Adviser monitors the creditworthiness of The Bank of New York Mellon in an attempt to mitigate risk of loss.

The TI 2 Fund records its proportionate share of the Master Fund’s investment income, expenses and realized and unrealized gains and losses as allocated by the Master Fund. In addition, the TI 2 Fund records its own income and expenses on the accrual basis.

In accordance with the authoritative guidance on distinguishing liabilities from capital, repurchases are recognized as liabilities when the dollar amount requested in the repurchase notice becomes fixed, which generally occurs on the last day of the fiscal period. As a result, repurchases paid after the end of the period, but based upon fixed amounts as of September 30, 2016, are reflected as repurchase of Members’ Shares payable on the Statement of Assets, Liabilities and Members’ Capital at September 30, 2016.

3. Portfolio Valuation

The TI 2 Fund records its investment in the Master Fund at fair value, which represents the TI 2 Fund’s proportionate interest in the Master Fund’s Members’ Capital. The performance of the TI 2 Fund is directly affected by the performance of the Master Fund. The valuation of investments held by the Master Fund is discussed in the notes to the Master Fund’s consolidated financial statements attached to this report.

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

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Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2016

4. Fund Expenses

Pursuant to a management agreement between the TI 2 Fund and the Adviser, the Adviser is entitled to a management fee (the “Management Fee”), paid monthly in arrears, equal to an annual rate of 0.5% of the Members’ ending monthly capital of the TI 2 Fund before taking into consideration the Management Fee, prior to any repurchases or distribution of capital during the month.

GRV Securities LLC (“GSLLC”), an affiliate of the Adviser, serves as the distributor of Shares (the “Distributor”) for the TI 2 Fund. GSLLC does not receive payment from the TI 2 Fund for these services. Shares may be purchased through the Distributor or brokers or dealers (“Selling Agents”) that have entered into selling agreements with the Distributor.

BNY Mellon Investment Servicing Trust Company provides custodial and transfer agent services for the TI 2 Fund. BNY Mellon Investment Servicing (U.S.) Inc. serves as administrator and accounting agent to the TI 2 Fund and in that capacity provides certain accounting, record keeping, investor related services, and regulatory administrative services. The TI 2 Fund pays a monthly fee to the custodian and the administrator based on a fixed fee and the Member count.

The Adviser generally bears all of its own expenses incurred in providing services to the Master Fund and the TI 2 Fund, except that the Master Fund reimburses the Adviser $25,000 per year for certain out-of-pocket costs and expenses incurred in connection with the operation of the Master Fund.

The TI 2 Fund bears its own expenses and, indirectly, bears a pro rata portion of the Master Fund’s expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the Investment Managers and the general operating expenses of the Investment Funds; all costs and expenses directly related to the portfolio transactions and positions for the Master Fund’s account; legal fees; accounting and auditing fees; custodial and escrow fees; fees paid to the TI 2 Fund’s and the Master Fund’s administrator; costs of insurance; Management Fees and Advisory Fees (as defined in the attached Master Fund consolidated financial statements); the fees and travel expenses and other expenses of the TI 2 Fund’s and the Master Fund’s Boards; all costs with respect to communications regarding the TI 2 Fund’s and the Master Fund’s transactions between the Adviser and any custodian or other agent engaged by the TI 2 Fund; and other types of expenses approved by the TI 2 Fund’s or the Master Fund’s Board. The expenses of the Investment Funds are not included in expenses in the TI 2 Fund’s Statement of Operations or the Financial Highlights, as the effect of these expenses is recognized in realized and unrealized gains and losses allocated from the Master Fund.

The ordinary operating expenses of the TI 2 Fund (inclusive of the Management Fee and the TI 2 Fund’s share of the Master Fund ordinary operating expenses, but excluding all fees, expenses and incentive allocations of the underlying Investment Funds and taxes, interest and related costs of borrowing, brokerage

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

12

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2016

4. Fund Expenses (continued)

commissions and any extraordinary expenses of the TI 2 Fund or the Master Fund) are subject to an expense limitation agreement between Grosvenor and the TI 2 Fund, capping such expenses at 2.34% of the average monthly net assets of the TI 2 Fund (the “Expense Limitation”). The Expense Limitation Agreement will remain in effect until July 31, 2017, and will terminate unless renewed by the Adviser. In consideration of the Adviser’s agreement to limit the TI 2 Fund’s expenses, the TI 2 Fund will carry forward the amount of fees waived and expenses paid or absorbed by the Adviser in excess of the Expense Limitation, for a period not to exceed three years from the end of the fiscal year in which the fee was waived or the expense was paid or absorbed, and will reimburse the Adviser such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the TI 2 Fund’s annualized ordinary operating expenses to exceed the Expense Limitation in effect at the time that the excess operating expenses were waived, paid, or absorbed. As of September 30, 2016, the recoupments that may potentially be made by the TI 2 Fund are as follows:

Amounts Available for Recoupment by the Adviser:

Expiration	March 31, 2020	March 31, 2019	March 31, 2018	March 31, 2017
Amount available for recoupment	$–	$–	$–	$–

No expenses were recouped in the current period.

5. Related Party Transactions

The Board is made up of six Board Members, five of which are not “interested persons”, as defined by the 1940 Act (the “Independent Directors”). Compensation to the Board is paid and expensed by the Master Fund and allocated pro-rata to the Feeder Funds. All Independent Directors may be reimbursed for out-of-pocket expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Independent Directors. The total fees and expenses (including compensation) of the Independent Directors and applicable fund officers’ compensation fees, which relate to services provided by the Chief Compliance Officer, are shown on the Master Fund’s Consolidated Statement of Operations.

The TI 2 Fund has entered into a member services agreement with the Servicing Agent to provide (or arrange provision of) ongoing Member and account maintenance services. As consideration for these services, the TI 2 Fund pays a monthly servicing fee (the “Servicing Fee”) to the Servicing Agent at an annualized rate of 0.25% of the net assets of the TI 2 Fund that are attributable to the Members serviced by such Servicing Agent, as determined as of the last day of the month prior to any withdrawal or distribution of capital during the month.

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

13

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2016

6. Risks

In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts and equity swaps. However, as a result of the investments by the Master Fund as a limited partner, member or shareholder, the Master Fund’s liability with respect to its investments in the Investment Funds is generally limited to the NAV of its interest in each Investment Fund.

Because the TI 2 Fund is a closed-end investment company, Shares are not redeemable at the option of Members and are not exchangeable for Shares of any other fund. Although the Board in its discretion may cause the TI 2 Fund to offer from time to time to repurchase Shares at the Members’ capital account value, Shares are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Shares by the TI 2 Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Shares. Because the Master Fund’s investments in Investment Funds themselves have limited liquidity, the Master Fund and the TI 2 Fund may not be able to fund significant repurchases. Members whose Shares are accepted for repurchase also bear the risk that the TI 2 Fund’s Members’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Shares are valued for the purpose of repurchase.

Liquidity risk is the risk that the Master Fund will encounter difficulty in meeting obligations associated with financial liabilities. Among other things, liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Investment Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Master Fund’s control, such as a general market disruption or an operational issue affecting the Master Fund or third parties, including the Investment Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Master Fund’s capital investment in the Investment Funds can be withdrawn on a limited basis. As a result, the Master Fund may not be able to provide liquidity to the TI 2 Fund, and the TI 2 Fund may not be able to liquidate quickly some of its investments in the Master Fund in order to meet liquidity requirements or respond to market events.

7. Guarantees

Under the TI 2 Fund’s organizational documents, its Independent Directors and fund officers are indemnified against certain liabilities arising out of the performance of their duties to the TI 2 Fund. In addition, in the normal course of business, the TI 2 Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The TI 2 Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the TI 2 Fund that have not yet occurred. However, based on experience, the TI 2 Fund expects the risk of loss due to these warranties and indemnities to be remote.

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

14

Grosvenor Registered Multi-Strategy Fund (TI 2), LLC

Notes to Financial Statements (continued) (unaudited)

September 30, 2016

8. Share Capital

Shares are offered monthly at the NAV of the TI 2 Fund, which will vary. For the six months ended September 30, 2016, the following Share transactions occurred:

Beginning Shares	Shares Subscribed	Shares Redeemed	Shares Outstanding	NAV per Share

109,713.74	929.73	(7,136.08)	103,507.39	$943.34

At September 30, 2016, the TI 2 Fund had one Member who held 28.76% of the TI 2 Fund’s Members’ Capital. Investment activity of this Member could have a material effect on the TI 2 Fund’s Members’ Capital.

9. Subsequent Events

The TI 2 Fund has evaluated all subsequent events through the date that the financial statements were issued and noted no material events requiring disclosure.

The attached consolidated financial statements of Grosvenor Registered Multi-Strategy Master Fund, LLC are an integral part of these financial statements.

15

GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC

Consolidated Financial Statements (unaudited)

For the Six Months Ended September 30, 2016

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Financial Statements (unaudited)

For the Six Months Ended September 30, 2016

The Master Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Qs are available (i) without charge, upon request, by calling (866) 211-4521; and (ii) on the SEC’s website at www.sec.gov. The Form N-Qs may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may also be obtained by calling 1-800-SEC-0330.

The Master Fund has adopted Proxy Voting Policies and Procedures under which the Master Fund votes proxies relating to securities held by the Master Fund. In addition, the Master Fund files Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Master Fund’s Proxy Voting Policies and Procedures and the Master Fund’s proxy voting record (Form N-PX) is available (i) without charge, upon request, by calling (855) 426-9321; and (ii) on the SEC’s website at www.sec.gov.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statement of Assets, Liabilities and Members’ Capital (unaudited)

September 30, 2016

ASSETS

Investments in Investment Funds, at fair value (cost $299,809,591)	$358,095,397
Cash and cash equivalents	616,984
Redemptions receivable from investments in Investment Funds	59,018,907
Investments in Investment Funds paid in advance	15,050,000
Current income tax benefit receivable	172,949
Prepaid expenses	71,547
Other assets	15,056

Total assets	433,040,840

LIABILITIES

Repurchase of Members’ interests payable	16,694,221
Loan payable	13,000,000
Advisory fee payable	695,457
Net deferred income tax liability	483,280
Professional fees payable	128,349
Board of Directors’ and Fund Officer’s compensation payable	108,258
Administration fee payable	50,842
Facility fees payable	27,634
Interest payable	3,069
Other liabilities	335

Total liabilities	31,191,445

NET ASSETS	$401,849,395

Net Capital*	$344,046,869
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds	57,802,526

MEMBERS’ CAPITAL	$401,849,395

*	Net Capital includes net subscriptions, cumulative net investment income/(loss) and cumulative net realized gain/(loss) from investments in Investment Funds.

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited)

September 30, 2016

Investment Funds*	First Acquisition Date	Fair Value	% of Members’ Capital	Liquidity**

Distressed

Fortress Value Recovery Fund, LLC (b)	1/1/2006	$47,240	0.01%	(4)

Harbinger Capital Partners Sp. Situations Fund, L.P. (a)(b)	7/1/2007	1,485,125	0.37%	(1)

Highland Crusader Fund, L.P. (b)	8/1/2005	419,279	0.11%	(1)

King Street Capital, L.P. (a)(b)	1/1/2003	858,014	0.21%	(2)

King Street Ltd. (a)	1/1/2013	299	0.00%	(2)

Redwood Domestic Fund, L.P. (a)(b)	1/1/2003	126,131	0.03%	(2)

Redwood Offshore Fund Ltd. (a)	1/1/2013	558	0.00%	(2)

Silver Point Capital Fund, L.P. (a)(b)	1/1/2003	268,299	0.07%	(2)

Silver Point Capital Offshore Fund Ltd.	7/1/2012	5,389,565	1.34%	Quarterly

Total Distressed (Cost $10,686,948)		8,594,510	2.14%

Event Driven

EJF Debt Opportunities Offshore Fund, Ltd.	5/1/2014	4,986,068	1.24%	Quarterly

Elliott International Ltd.	1/1/2013	33,021,549	8.22%	Quarterly

Magnetar Capital, L.P. (a)(b)	7/1/2007	406,017	0.10%	(2)

Perry International Inc. (a)	1/1/2013	1,785,858	0.44%	(2)

Perry Partners, L.P. (a)(b)	1/1/2003	3,430	0.00%	(2)

York European Opportunities Unit Trust	7/1/2014	15,748,161	3.92%	Quarterly

Total Event Driven (Cost $48,286,888)		55,951,083	13.92%

Long and/or Short Equity

Atlas Enhanced Fund, Ltd.	9/1/2016	6,167,100	1.53%	Monthly

Brilliant Light Power, Inc.	12/1/2014	166,140	0.04%	(3)

Brookside Capital Partners Fund, L.P. (a)(b)	10/1/2009	60,852	0.02%	(2)

Citadel Global Equities Fund Ltd.	10/1/2012	4,942,997	1.23%	Monthly

Discovery Global Opp Offshore Fund Ltd.	2/1/2013	9,450,168	2.35%	Quarterly

Egerton Long-Short Fund (USD) Ltd.	10/1/2011	15,020,297	3.74%	Monthly

Greenlight Qualified Ltd.	1/1/2013	7,811,800	1.94%	Annually

Hitchwood Capital Fund, Ltd.	10/1/2014	22,094,833	5.50%	Quarterly

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2016

Investment Funds* (continued)	First Acquisition Date	Fair Value	% of Members’ Capital	Liquidity**

Long and/or Short Equity (continued)

Impala Fund Ltd.	1/1/2013	$14,713,649	3.66%	Quarterly

Passport Global Strategies III, Ltd. (b)	1/1/2010	2,487	0.00%	(1)

Renaissance Institutional Diversified Alpha Fund International, L.P.	7/1/2016	16,065,630	4.00%	Monthly

SEG Partners Offshore, Ltd.	3/1/2013	19,973,924	4.97%	Quarterly

Tremblant Ltd.	1/1/2013	13,010,116	3.24%	Quarterly

Viking Global Equities III Ltd.	1/1/2013	8,389,778	2.09%	Monthly

Total Long and/or Short Equity (Cost $114,753,051)		137,869,771	34.31%

Macro/Commodities

Aspect Diversified Trends Fund	7/1/2016	11,881,631	2.96%	Daily

CC+ Fund Ltd.	7/1/2014	5,079,220	1.26%	Monthly

Discovery Global Macro Fund, Ltd.	1/1/2014	9,104,520	2.27%	Quarterly

Element Capital Feeder Fund Ltd.	4/1/2012	22,891,075	5.70%	Quarterly

Graticule Asia Macro Fund Ltd.	5/1/2013	13,194,785	3.28%	Quarterly

Total Macro/Commodities (Cost $52,315,443)		62,151,231	15.47%

Multi-Arbitrage

Canyon Balanced Fund Ltd.	1/1/2013	12,077,354	3.00%	Quarterly

Canyon Value Realization Fund Ltd.	12/1/2013	7,519,661	1.87%	Quarterly

Chenavari Multi-Strategy Credit Fund Ltd.	6/1/2013	21,857,430	5.44%	Monthly

Citadel Kensington Ltd.	3/1/2013	32,228,026	8.02%	Quarterly

Magnetar Constellation Fund, Ltd.	4/1/2012	14,997,226	3.73%	Quarterly

OZ Domestic Partners, L.P. (a)(b)	1/1/2003	365,642	0.09%	(2)

Prosiris Global Opportunities Institutional Fund, Ltd.	10/1/2015	3,817,538	0.95%	Quarterly

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2016

Investment Funds* (continued)	First Acquisition Date		Fair Value	% of Members’ Capital	Liquidity**
Multi-Arbitrage (continued)

Stark Investments, L.P. (a)(b)	1/1/2003	$	390,853	0.10%	(4)

Stark Select Asset Fund LLC (b)	1/1/2010		275,072	0.07%	(4)

Total Multi-Arbitrage (Cost $73,767,261)			93,528,802	23.27%

Total Investments in Investment Funds (Cost $299,809,591)		$	358,095,397	89.11%

Other Assets, Less Liabilities		$	43,753,998	10.89%

Members’ Capital		$	401,849,395	100.00%

The following table represents the geographic regions of the Master Fund’s investments based on the investment mandate of each Investment Fund:

Geographic Location	Percent of Investments in Investment Funds

Asia	3.68%
Europe	14.71
Global	64.39
United States/Canada	17.22

Total	100.00%

*

Non-income producing investments. The Master Fund’s investments in Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees.

**	Available frequency of redemptions after initial lock-up period.

(a)	A portion or all of the Master Fund’s interest in the Investment Fund is held in side pockets which have restricted liquidity.

(b)	The Investment Fund is held by the Sub-Fund, a wholly-owned subsidiary of the Master Fund.

(1)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

(2)	All of the Master Fund’s remaining interest in the Investment Fund is held in side pockets.

(3)

The Master Fund received shares of a private company, Brilliant Light Power, Inc., as a full distribution in-kind from Black Bear Fund I, LP effective December 1, 2014. No active market exists for the interest in the private company held by the Master Fund and the Adviser is unable to estimate the holding period of this investment, and as such, this is considered a Level 3 investment.

(4)

The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner and has also presented annual financial statements under the liquidation basis of accounting.

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2016

The following table describes the investments held within each investment category:

(a) Distressed Securities This investment category includes the Investment Funds that invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and subperforming bank loans, and emerging market debt.

Notice Period	Redemption Restrictions and Terms*
90 Days	0-2 years.
Side pocket & liquidating vehicle arrangements exist for 37.29%** of the Investment Funds.

(b) Event Driven This investment category includes the Investment Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers.

Notice Period	Redemption Restrictions and Terms*
30 - 60 Days	0-1 year.
Side pocket & liquidating vehicle arrangements exist for 3.92%** of the Investment Funds.

(c) Long and/or Short Equities This investment category includes the Investment Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued. The Investment Managers typically do not attempt to neutralize the amount of long and short positions.

Notice Period	Redemption Restrictions and Terms*
30 - 75 Days	0-2 years.
Side pocket & liquidating vehicle arrangements exist for less than 0.17%** of the Investment Funds.

(d) Macro/Commodities This investment category includes the Investment Funds that invest in a variety of instruments including global currencies, interest rates, sovereign debt and commodities based on an analysis of many broad factors including: global monetary and trade policy, geopolitical events, supply and demand, global investor sentiment and various technical factors.

Notice Period	Redemption Restrictions and Terms*
3 - 90 Days	0-1 year.

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2016

(e) Multi-Arbitrage This investment category includes the Investment Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference.

Notice Period	Redemption Restrictions and Terms*

45 - 93 Days	0-2 years.
Side pocket & liquidating vehicle arrangements exist for 1.10%** of the Investment Funds.

*

The information summarized in the table above represents the general terms of the specific asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

**	Reflects the fair value of investments in each respective investment category.

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statement of Operations (unaudited)

For the Six Months Ended September 30, 2016

NET INVESTMENT INCOME
Interest income	$4,715

EXPENSES
Advisory fee	2,090,177
Professional fees	305,895
Board of Directors’ and Fund Officer’s compensation	208,257
Administration fee	156,252
Insurance fees	96,612
Facility fees	60,062
Interest expense	14,332
Other expenses	49,816

Total expenses	2,981,403

Net investment loss	(2,976,688)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from investments in Investment Funds	5,748,083
Current income tax expense	–

Net realized gain/(loss), net of taxes	5,748,083

Change in net unrealized appreciation/(depreciation) on investments in Investment Funds	15,752,076
Deferred income tax benefit	69,019

Change in net unrealized appreciation/(depreciation), net of taxes	15,821,095

Net realized and unrealized gain/(loss) on investments	21,569,178

NET INCREASE IN MEMBERS’ CAPITAL RESULTING FROM OPERATIONS	$18,592,490

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statements of Changes in Members’ Capital

Members’ Capital, March 31, 2015	$487,504,081

Members’ subscriptions	14,518,056

Members’ interests repurchased	(66,681,666)

Net decrease in Members’ Capital resulting from capital transactions	(52,163,610)

Net investment loss	(6,375,113)

Net realized gain/(loss), net of taxes	3,096,433

Change in net unrealized appreciation/(depreciation), net of taxes	(19,823,481)

Net decrease in Members’ Capital resulting from operations	(23,102,161)

Members’ Capital, March 31, 2016	412,238,310

Members’ subscriptions	3,162,338

Members’ interests repurchased	(32,143,743)

Net decrease in Members’ Capital resulting from capital transactions	(28,981,405)

Net investment loss	(2,976,688)

Net realized gain/(loss), net of taxes	5,748,083

Change in net unrealized appreciation/(depreciation), net of taxes	15,821,095

Net increase in Members’ Capital resulting from operations	18,592,490

Members’ Capital, September 30, 2016 (unaudited)	$401,849,395

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statement of Cash Flows (unaudited)

For the Six Months Ended September 30, 2016

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in Member’s Capital resulting from operations	$18,592,490
Adjustments to reconcile net increase in Member’s Capital resulting from operations to net cash provided by operating activities:
Change in net unrealized (appreciation)/depreciation on investments in Investment Funds	(15,752,076)
Net realized (gain)/loss from investments in Investment Funds	(5,748,083)
Purchases of Investment Funds	(49,550,000)
Proceeds from the sale of Investment Funds	62,606,511
(Increase)/Decrease in operating assets:
Current income tax benefit receivable	(1,186)
Prepaid expenses	(47,415)
Other assets	(15,056)
Increase/(Decrease) in operating liabilities:
Advisory fee payable	(11,736)
Net deferred income tax liability	(69,019)
Professional fees payable	(18,364)
Board of Directors’ and Fund Officer’s compensation payable	108,258
Administration fee payable	(29,223)
Facility fees payable	(6,098)
Interest payable	3,069
Other liabilities	(7,082)

Net cash provided by operating activities	10,054,990

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ subscriptions	3,162,338
Payments for Members’ interests repurchased	(29,102,366)
Proceeds from bank note	21,900,000
Payments on bank note	(8,900,000)

Net cash used in financing activities	(12,940,028)

Net decrease in cash and cash equivalents	(2,885,038)

Cash and cash equivalents at beginning of period	3,502,022

Cash and cash equivalents at end of period	$616,984

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Cash paid during the year for interest	$11,263

Cash paid during the year for taxes	$1,186

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Financial Highlights

The following represents certain ratios to average Members’ Capital, total return, and other supplemental information for the year indicated:

	For the Six Months Ended September 30, 2016*			Years Ended March 31,
	(unaudited)		2016		2015		2014		2013		2012
Ratios to average Members’ Capital:(a)

Net investment loss (b)	(1.44%)		(1.38%)		(1.33%)		(1.36%)		(1.37%)		(1.32%)

Total expenses (b)	1.44%		1.38%		1.33%		1.37%		1.37%		1.32%

Total return (c)	4.59%		(5.06%)		4.70%		7.44%		6.78%		(0.54%)

Portfolio turnover rate: (d)	8.74%		0.40%		22.24%		32.59%		86.35% (e)		21.75%

Members’ Capital, end of period ($000)	$401,849	$	412,238	$	487,504	$	502,755	$	514,852	$	561,891

*	The ratios, excluding portfolio turnover rate and total return, for this period have been annualized.

(a)	Average Members’ Capital is determined by using the net assets as of the first day of the fiscal year and at the end of each month during the period.

(b)

Ratio does not reflect the Master Fund’s proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds. The Investment Funds’ expense ratios, excluding incentive fees or allocations, range from 0.00% to 5.23% (unaudited). The Investment Funds’ incentive fees or allocations can be up to 25% of profits earned (unaudited).

(c)

Total return assumes a purchase of an interest in the Master Fund on the first day and a sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns. An individual Member’s return may vary from these returns based on the timing of Member subscriptions and redemptions.

(d)	The ratio excludes in-kind transactions.

(e)	The ratio calculation reflects the transition of the Master Fund domestic limited partnership limited vehicles to offshore corporations, or similar vehicles as discussed in Note 1.

The accompanying notes are an integral part of these consolidated financial statements.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (unaudited)

September 30, 2016

1. Organization

Grosvenor Registered Multi-Strategy Master Fund, LLC (the “Master Fund”) commenced operations on January 1, 2003, and is a Delaware limited liability company. The Master Fund is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company. The Master Fund’s Board of Directors (the “Board”) has overall responsibility to manage and supervise the operations of the Master Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Master Fund’s business. Under the supervision of the Board and pursuant to an investment advisory agreement, Grosvenor Capital Management L.P., (the “Adviser” or “Grosvenor”) serves as the investment adviser of the Master Fund. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and is responsible for the day-to-day operations of the Master Fund as well as all portfolio management and investment advisory services.

The Master Fund’s primary investment objectives are to provide investors (i) an attractive, long-term rate of return, on an absolute as well as a risk-adjusted basis, (ii) low performance volatility and (iii) minimal correlation with the equity and fixed income markets. The Master Fund pursues its investment objectives principally through a multi-manager, multi-strategy program of investment in a diverse group of private investment funds (“Investment Funds”), managed by a select group of alternative asset managers (“Investment Managers”). The Master Fund seeks diversification by investing in Investment Funds that (i) pursue non-traditional investment strategies and (ii) are expected to exhibit a low degree of performance correlation, not only with broad market indices but also with each other. The Master Fund invests in the Investment Funds as a limited partner, member or shareholder, along with other investors and generally invests in between 15 and 50 Investment Funds. It is expected that the Investment Funds in which the Master Fund invests will not be registered under the 1940 Act.

The Master Fund has three feeder funds, the Grosvenor Registered Multi-Strategy Fund (TI 1), LLC (the “TI 1 Fund”), Grosvenor Registered Multi-Strategy Fund (TI 2), LLC (the “TI 2 Fund”) and Grosvenor Registered Multi-Strategy Fund (W), LLC (the “W Fund”), each of which is a Delaware limited liability company that is registered under the 1940 Act as a closed-end, diversified, management investment company. The TI 1 Fund, the TI 2 Fund and the W Fund, (collectively, the “Feeder Funds” or the Master Fund’s “Members”), pursue their investment objectives by investing substantially all of their assets in the Master Fund. The Feeder Funds have the same investment objectives and substantially the same investment policies as the Master Fund (except that the Feeder Funds pursue their investment objectives by investing in the Master Fund).

Effective January 1, 2013, the TI 1 and TI 2 Funds made the election to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986 (i.e., a 1099-issuing “RIC”). Upon commencement of operations on September 1, 2013, the W Fund made the election to be treated as a RIC. For tax and regulatory reasons related to such an election, on January 1, 2013, the Master Fund transferred

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2016

1. Organization (continued)

certain investments which were organized as domestic limited partnerships in exchange for membership interests in the GRF Domestic Sub-Fund, LLC (the “Sub-Fund”), a Delaware limited liability company, with the same investment adviser as the Master Fund.

As of September 30, 2016, the TI 1 Fund’s ownership of the Master Fund’s Members’ Capital was 71.08%, the TI 2 Fund’s ownership of the Master Fund’s Members’ Capital was 24.27% and the W Fund’s ownership of the Master Fund’s Members’ Capital was 4.65%.

2. Summary of Significant Accounting Policies

a. Basis of Presentation

The Investment Adviser has determined that the Master Fund meets the requirements of an investment company and as a result, maintains its accounting records and has presented these consolidated financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”).

The accompanying consolidated financial statements of the Master Fund have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) and are stated in United States Dollars (“U.S. Dollars” or “$”). The following is a summary of the significant accounting and reporting policies used in preparing the consolidated financial statements:

b. Basis of Consolidation

The accompanying consolidated financial statements include the accounts of the Sub-Fund, which was established primarily to hold and manage certain illiquid Investment Funds. As of September 30, 2016, the Master Fund owns 100% of the Sub-Fund. The Master Fund’s investment in the Sub-Fund, including the results of its operations, has been consolidated and all intercompany accounts and transactions have been eliminated in consolidation.

c. Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying consolidated notes. Management believes that the estimates utilized in preparing the Master Fund’s consolidated financial statements are reasonable and prudent; however, the actual results could differ from these estimates.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2016

2. Summary of Significant Accounting Policies (continued)

d. Capital Transactions

Interests in the Master Fund (“Interests”) are generally offered only to the Feeder Funds, and subscriptions for Interests may be accepted as of the first day of each month or at such times as the Board may determine. The Master Fund may, from time to time, offer to repurchase Interests from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Master Fund’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the Master Fund offer to repurchase Interests from Members four times each year, effective as of the last day of each calendar quarter. Members can only transfer or assign Interests under certain limited circumstances.

e. Master Fund Expenses

The Master Fund bears certain expenses incurred in its business, including, but not limited to, the following: all costs and expenses directly related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Master Fund’s administrator; costs of insurance; Advisory Fees (as defined in Note 6); advisory out-of-pocket fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Master Fund’s transactions between the Adviser and any custodian or other agent engaged by the Master Fund; and other types of expenses approved by the Board. Expenses, including incentive fees or allocations, of the underlying Investment Funds are not included in expenses reported on the Consolidated Statement of Operations as the effect of these expenses is recognized in realized and unrealized gains and losses.

The Master Fund has retained BNY Mellon Investment Servicing (U.S.) Inc. (the “Administrator and Transfer Agent”) to provide accounting and certain administrative and investor services to the Master Fund, including fund accounting, investor accounting, and taxation services, and to act as the registrar and transfer agent. The Bank of New York Mellon (the “Custodian”) serves as the custodian of the assets of the Master Fund. The Master Fund pays a monthly fee to the Administrator and Transfer Agent and Custodian based primarily upon month-end Members’ Capital.

f. Income Taxes

The Master Fund is structured as a limited liability company and is not subject to U.S. federal income taxes; each Member is liable for income taxes, if any, on its share of the Master Fund’s net taxable income.

The Sub-Fund does not qualify as a RIC pursuant to Subchapter M of the Internal Revenue Code; consequently it is obligated to pay federal, state and local income tax on taxable income.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2016

2. Summary of Significant Accounting Policies (continued)

f. Income Taxes (continued)

The Master Fund is required to account for the Sub-Fund’s estimate of income taxes for federal and state purposes through the establishment of a current and a deferred income tax asset/recoverable or liability/payable. The Sub-Fund’s tax expense or benefit is consolidated into the Master Fund’s Consolidated Statement of Operations based on the component of income or gains/(losses) to which such expense or benefit relates. Deferred income taxes reflect the future tax effects of temporary differences between the carrying amounts of assets for financial reporting purposes and the amounts used for income tax purposes.

Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled.

The net income tax expense/(benefit) for the Sub-Fund for the six months ended September 30, 2016, are as follows:

Current Expense/(Benefit)
Federal	$–
State	–

Total Current Expense/(Benefit)	–

Deferred Expense/(Benefit)
Federal	(62,252)
State	(6,767)

Total Deferred Expense/(Benefit)	(69,019)

Total Expense/(Benefit) Impacting Change in Members’ Capital	$(69,019)

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2016

2. Summary of Significant Accounting Policies (continued)

f. Income Taxes (continued)

Components of the Sub-Fund’s deferred income tax assets and liabilities as of September 30, 2016, are as follows:

Deferred Income Tax Asset
Excess of tax basis over value of Investment Funds	$469,829
Valuation allowance	–

Net deferred income tax asset	469,829

Deferred Income Tax Liability
Unrealized appreciation on Investment Funds	(953,109)

Net deferred income tax liability	$(483,280)

Management considers the ability to realize deferred tax assets based upon all available evidence regarding sources of future taxable income including: income from existing deferred tax liabilities, estimates of future pre-tax income, the ability to carryback future losses to recover taxes previously paid, and prudent and feasible tax planning strategies. No valuation allowance has been recorded by the Sub-Fund or reflected in the Master Fund’s consolidated financial statements as of September 30, 2016.

The total income tax expense/(benefit) on the Sub-Fund’s net income differs from the amount computed by applying the federal statutory rate of 34% to that income as follows:

Consolidated pre-tax income/(loss)	$18,523,471
Not taxable at entity level	(18,682,622)

Sub-Fund pre-tax income/(loss)	$(159,151)

Sub-Fund pre-tax income/(loss) at statutory rate	$(54,111)
Reconciling items:
State income tax, net of federal tax impact	(6,767)
Adjustments to deferred	(8,141)

Total tax expense/(benefit)	$(69,019)

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2016

2. Summary of Significant Accounting Policies (continued)

f. Income Taxes (continued)

The tax cost of Investment Funds as of October 31, 2015, the Master Fund’s tax year end, takes into consideration qualified electing fund elections previously made by the Master Fund. The Sub-Fund takes into consideration the actual tax cost of each partnership investment transferred into the Sub-Fund on January 1, 2013, plus subsequent contributions and redemptions for tax purposes. Accordingly, the actual tax cost of investments for federal income tax purposes may be different than the GAAP amounts.

As of September 30, 2016, the tax cost and unrealized appreciation (depreciation) of the Investment Funds and the Sub-Fund held by the Master Fund, as determined utilizing tax adjustments as of October 31, 2015, were as follows:

	Investment Funds	Sub-Fund
Tax Cost Basis of Investments	$292,366,228	$3,525,270
Gross Unrealized Appreciation	$74,118,606	$759,210
Gross Unrealized Depreciation	(13,097,879)	–

Net Unrealized Appreciation/(Depreciation)	$61,020,727	$759,210

The cost of investments in Investment Funds attributable to investments held directly by the Master Fund shown above excludes the cost of the Master Fund’s investment in the Sub-Fund. The Master Fund’s policy of determining the Sub-Fund tax cost is to calculate using the tax basis of the corporation and not the tax cost basis of the individual investment fund holdings of the Sub-Fund.

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether any significant tax positions of the Master Fund or Sub-Fund is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Management of the Master Fund and Sub-Fund has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. Therefore no additional tax expense, including any interest or penalties was recorded for the six months ended September 30, 2016. To the extent the Master Fund or Sub-Fund is required to record interest and penalties, they would be included in income tax expense on its Consolidated Statement of Operations. Furthermore, management of the Master Fund and Sub-Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Under the respective statute of limitations, the Master Fund and Sub-Fund are generally subject to examinations by taxing authorities for up to three years from the date of filing. Neither the Master Fund nor the Sub Fund have any examinations in progress.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2016

2. Summary of Significant Accounting Policies (continued)

g. Security Transactions

Purchases of investments in the Investment Funds are recorded as of the first day of legal ownership of an Investment Fund and redemptions from the Investment Funds are recorded as of the last day of legal ownership. Realized gains or losses on investments in the Investment Funds are recorded at the time of the disposition of the respective investment based on specific identification.

For the six months ended September 30, 2016, aggregate purchases and sales of the Investment Funds amounted to $34,500,000 and $105,108,524, respectively.

The Master Fund may receive interest in an Investment Fund in exchange for its interest in a separate Investment Fund managed by the same Investment Manager. Additionally, the Master Fund may receive an in-kind distribution in exchange for its interest in an Investment Fund managed by an investment manager. These transactions are executed based on the fair value of the Investment Fund on a trade date and do not result in a movement of cash between the Master Fund and the Investment Manager. These transactions, if any, are included as a supplemental disclosure on the Consolidated Statement of Cash Flows. Any gain or loss associated with these transactions is recognized as a component of Net realized gain/(loss) from investments in Investment Funds. During the six months ended September 30, 2016, there were no exchanges of Investment Fund interests or in-kind distributions received by the Master Fund.

h. Other

Net investment income or loss and net realized and unrealized gain or loss from investments of the Master Fund for each month are allocated between, and credited to or debited against, the capital accounts of Members as of the last day of the month in accordance with each Member’s respective investment percentage for the month, as defined in the Master Fund’s operating agreement (the “Operating Agreement”).

In accordance with the authoritative guidance on distinguishing liabilities from capital, repurchases are recognized as liabilities when the dollar amount requested in the repurchase notice becomes fixed, which generally occurs on the last day of the fiscal period. As a result, repurchases paid after the end of the period, but based upon fixed amounts as of September 30, 2016, are reflected as repurchase of Members’ Interests payable on the Consolidated Statement of Assets, Liabilities and Members’ Capital at September 30, 2016.

Cash and cash equivalents represent cash in banks, short-term investments with original maturities of three months or less at the time of acquisition and money market funds. In circumstances when Federal Deposit Insurance Corporation insured limits are exceeded, the risk of default depends on the creditworthiness of the counterparties to each of these transactions. Through September 30, 2016, the Master Fund has not experienced any losses in such accounts and the Adviser monitors the creditworthiness of the counterparties in an attempt to

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2016

2. Summary of Significant Accounting Policies (continued)

h. Other (continued)

mitigate risk of loss. Money market funds are managed in a way to preserve a stable value of $1.00 per share; however, there is no guarantee that the value will not drop below $1.00 per share. Money market funds are valued based on the reported net asset value and are classified within Level 1 of the fair value hierarchy.

3. Portfolio Valuation

Pursuant to the Master Fund’s valuation policies, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Investment Funds subject to oversight by the Board. The Board has approved procedures pursuant to which the Master Fund will value its investments in Investment Funds at fair value, generally at an amount equal to the Net Asset Value (“NAV”) of the Master Fund’s investment in the Investment Funds as determined by the Investment Fund’s general partner or Investment Manager. This is commonly referred to as using NAV as the practical expedient which allows for estimation of the fair value of an investment in an investment entity based on NAV or its equivalent if the NAV of the investment entity is calculated in a manner consistent with ASC 946.

In accordance with its valuation policies, if no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Master Fund’s valuation procedures. All adjustments to fair value made by the Adviser are reviewed and approved by Grosvenor’s Valuation Committee and Operations Committee, subject to Board approval. As of September 30, 2016, approximately 0.16% of the investments held by the Master Fund were fair valued. Because of the inherent uncertainty of valuations of the investments in the Investment Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Investment Funds existed, and the differences could be material.

The Investment Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid non-marketable securities and derivatives that are valued at estimated fair value. However, some of the Investment Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions of liquidity that are stricter than the liquidity restrictions applicable to general interests in the Investment Fund. If the Master Fund withdraws its interest from such an Investment Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Investment Fund. In instances, where such an Investment Fund closes its operations, the Master Fund may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Investment Fund. The value of side pockets may fluctuate significantly. As of September 30, 2016, the Master Fund’s investments in side pockets and special liquidating vehicles represented 1.66% of the Master Fund’s net assets. Additionally, the governing documents of the Investment Funds generally provide that the Investment Funds may suspend, limit

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2016

3. Portfolio Valuation (continued)

or delay the right of their investors, such as the Master Fund, to withdraw capital. The primary restrictions applicable to Investment Funds as of September 30, 2016, are described in detail on the Master Fund’s Consolidated Schedule of Investments.

The Master Fund prioritizes the inputs to valuation techniques used to measure fair value. In accordance with Accounting Standards Update (“ASU”) No. 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”), investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. When the Adviser believes the reported NAV per share (or its equivalent) of an Investment Fund is not representative of fair value, the Adviser categorizes the investment in accordance with ASC Topic 820, Fair Value Measurement (“ASC 820”).

ASC 820 establishes a hierarchal disclosure framework which prioritizes and ranks the inputs to valuation techniques used in measuring investments at fair value. In accordance with ASC 820, the Master Fund has categorized its financial instruments into a three level fair value hierarchy. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The levels of the fair value hierarchy are defined as follows:

•

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

•

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly. These inputs include (a) quoted prices for similar assets in active markets; (b) quoted prices for identical or similar assets in markets that are not active; (c) inputs other than quoted prices that are observable.

•	Level 3 - Inputs that are unobservable.

Inputs are used in applying valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. If the inputs used to measure an investment fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument. The determination of the significance of a certain input and what constitutes observable requires judgment by the Adviser. The categorization of an investment within the hierarchy is based upon the observable inputs of each investment and does not necessarily correspond to the Adviser’s perceived risk of the investment. The units of account that are valued by the Master Fund are its interests in the Investment Funds and not the underlying holdings of such Investment Funds. Thus, the inputs used by the Master Fund to value its investments in each of the Investment Funds may differ from the inputs used to value the underlying holdings of such Investment Funds. Thus, an Investment Fund with all of its underlying investments classified as Level 1 may be classified as a Level 2 or Level 3 investment.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2016

3. Portfolio Valuation (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2016:

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Fair Value at September 30, 2016

Investment Funds
Distressed	$–	$–	$419,279	$419,279
Long and/or Short Equity*	–	–	166,140	166,140

Total Investment Funds in fair value hierarchy*	–	–	585,419	585,419

Investment Funds measured at NAV**	–	–	–	357,509,978

Total Investment Funds*	$–	$–	$585,419	$358,095,397

*	Includes shares of a private company, Brilliant Light Power, Inc.

**	The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Statement of Assets, Liabilities and Members’ Capital.

The level classifications in the table above may not be indicative of the risk associated with the investment in each Investment Fund.

The Master Fund recognizes transfers into and out of the levels indicated above on the actual date of the event or change in circumstances that caused the transfer. All transfers in and out of Level 3 can be found in the Level 3 reconciliation table shown below. There were no transfers between Level 1 and Level 2 for the six months ended September 30, 2016.

The following table includes a roll-forward of the amounts for the six months ended September 30, 2016, for the investments classified within Level 3.

	Balance as of March 31, 2016	Purchases	Sales	Transfers In	Transfer Out	Net realized gain/(loss)	Change in net unrealized appreciation / (depreciation)	Balance as of September 30, 2016

Distressed	$459,960	$–	$–	$–	$–	$–	$(40,681)	$419,279
Long and/or Short Equity	166,140	–	–	–	–	–	–	166,140

Total	$626,100	$–	$–	$–	$–	$–	$(40,681)	$585,419

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2016

3. Portfolio Valuation (continued)

The net realized and unrealized gains (losses) in the table above are reflected in the accompanying Consolidated Statement of Operations. Change in net unrealized appreciation/(depreciation) for the six months ended September 30, 2016, for Level 3 investments held by the Master Fund as of September 30, 2016, was a decrease of $40,681.

When the Adviser believes that making an adjustment to the reported NAV (or its equivalent) is more representative of the fair value of Investment Fund investments, the Adviser in its discretion will make such an adjustment according to Adviser’s formal policies and procedures subject to Board approval. As of September 30, 2016, approximately 0.12% of investments in Investment Funds (approximately 71.62% of investments in Investment Funds classified in Level 3 of the fair value hierarchy) were fair valued using a discount rate of 1.25% to the reported NAV.

The Master Fund holds an investment in a private company (“Private Company”) which is carried at fair value as determined by the Adviser and consistent with the valuation policy approved by the Board. Generally, the Adviser’s procedures used to determine fair value for this investment consider significant developments affecting the Private Company, such as material changes in the business, subsequent rounds of investments, comparable market data, etc. No active market exists for the interest in the Private Company held by the Master Fund and management is unable to estimate the holding period of this investment, and as such, this is considered a Level 3 investment. As of September 30, 2016, the Private Company is valued based on comparable market data in conjunction with considerations that are unique to the Private Company itself. The discount to the reported NAV during the period was 25%. The Private Company investment represents 0.04% of investments in Investment Funds (approximately 28.38% of investments in Investment Funds classified in Level 3 of the fair value hierarchy).

4. Capital Commitments of the Master Fund to the Investment Funds

As of September 30, 2016, the Master Fund had no unfunded capital commitments to the Investment Funds.

5. Credit Facility

The Master Fund may borrow from time to time on a short-term basis for liquidity purposes and has established a committed U.S. Dollar denomination credit facility (the “Facility”) with one financial institution. The Facility is shared with several other affiliated funds which are managed by the Adviser and will terminate on September 15, 2017. The Facility contains annual renewal provisions. Under the terms of the Facility, the Master Fund may draw up to $28,000,000 subject to a combined maximum amount of $375,000,000. The Facility is subject to annual fees related to any unused portion of the Facility which are allocated based on the amount available to the Master Fund. Under the terms of the Facility, the Master Fund is subject to, among other things, Investment Fund liquidity tests and Investment Fund concentration tests. In the event that the Master Fund breaches certain

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2016

5. Credit Facility (continued)

of the liquidity and concentration covenants, the Master Fund’s ability to borrow is reduced. Facility fees payable, as reflected on the Consolidated Statement of Assets, Liabilities and Members’ Capital, represents unused borrowing under the Facility which accrues and compounds interest daily based on the base rate of the financial institution plus a spread. As of September 30, 2016, the Fund has $13,000,000 loan payable outstanding on the Consolidated Statement of Assets, Liabilities and Members’ Capital. During the six months ending September 30, 2016, the Master Fund had average outstanding borrowings of $734,426 with an average interest rate of 4.25%. Maximum borrowings during the period was $13,000,000, which was outstanding for 3 days as of September 30, 2016.

6. Related Party Transactions

The Board is made up of six Board members, five of whom are not “interested persons,” as defined by the 1940 Act, (the “Independent Directors”). The Independent Directors each receive annual compensation in the amount of $40,000 for their services to both the Master Fund and the Feeder Funds. All compensation to the Independent Directors and fund officers is paid by the Master Fund and allocated pro-rata to the Feeder Funds. All Independent Directors may be reimbursed for out-of-pocket expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Independent Directors.

The Master Fund incurred $208,257 of Independent Directors’ and applicable Fund Officer’s compensation fees, which relate to services provided by the Chief Compliance Officer, for the six months ended September 30, 2016, of which $108,258 was payable as of September 30, 2016. The total fees and expenses (including compensation) of the Independent Directors and Fund Officer are shown on the Master Fund’s Consolidated Statement of Operations.

The Adviser generally bears all of its own expenses incurred in providing services to the Master Fund, except that the Master Fund reimburses the Adviser $25,000 per year for certain out-of-pocket costs and expenses incurred in connection with the operation of the Master Fund. During the year ended September 30, 2016, the Master Fund reimbursed the Adviser $12,500 for out-of-pocket costs, which is included in other expenses in the Consolidated Statement of Operations.

Pursuant to the terms of the advisory agreement between the Master Fund and the Adviser, the Master Fund pays the Adviser a monthly fee at an annual rate of 1.00% (the “Advisory Fee”) based on the Master Fund’s net assets determined as of the last business day of each month before taking into consideration the Advisory Fee. For the six months ended September 30, 2016, the Advisory Fee was $2,090,177.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2016

7. Risks

In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts and equity swaps. However, as a result of the investments by the Master Fund as a limited partner, member or shareholder, the Master Fund’s liability with respect to its investments in the Investment Funds is generally limited to the NAV of its interest in each Investment Fund. Because the Master Fund is a closed-end investment company, Interests are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Master Fund to offer from time to time to repurchase Interests at the Members’ capital account value, Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Interests by the Master Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Interests. Because the Master Fund’s investments in Investment Funds themselves have limited liquidity, the Master Fund may not be able to fund significant repurchases. Members whose Interests are accepted for repurchase also bear the risk that the Master Fund’s Members’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Interests are valued for the purpose of repurchase.

As described in the footnotes of the Master Fund’s Consolidated Schedule of Investments and in Note 3, some Investment Funds have suspended or restricted withdrawals of capital, which increases the liquidity risk for the Master Fund. Liquidity risk is the risk that the Master Fund will encounter difficulty in meeting obligations associated with financial liabilities. Among other things, liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Investment Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Master Fund’s control, such as a general market disruption or an operational issue affecting the Master Fund or third parties, including the Investment Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Master Fund’s capital investment in the Investment Funds can be withdrawn on a limited basis. As a result, the Master Fund may not be able to liquidate quickly some of its investments in the Investment Funds in order to meet liquidity requirements or respond to market events.

There are a number of other risks to the Master Fund. Three principal types of risk that can adversely affect the Master Fund’s investment approach are market risk, strategy risk, and manager risk. The Master Fund also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, lack of diversification, and other risks for the Master Fund and potentially for each Investment Fund.

In accordance with its valuation policies, the Adviser utilizes certain quantitative analytical reports generated by its proprietary risk management software to test and refine its judgment regarding: (i) its selection of Investment Funds for the Master Fund and (ii) the amount of assets to be allocated to each such

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2016

7. Risks (continued)

Investment Fund. Such reports are designed to enable the Adviser to evaluate the risk and return characteristics of proposed alternative allocations to particular Investment Funds. Such reports currently consist of historical simulation analyses, historical simulation stress test analyses, forward-looking analyses, look-through exposure analyses and portfolio liquidity analyses.

Certain personnel within the Adviser are responsible for staying abreast of market developments affecting specific investment strategies and communicating their findings to the investment committee. The investment committee reviews such findings to determine whether particular investment strategies continue to be appropriate. The investment committee may determine to add or terminate a strategy based on any number of factors, such as: (i) a better alternative for investing the capital invested in such strategy; (ii) a change in the expectations for the strategy; (iii) a manager specific event at the Investment Fund; or (iv) a change in the investment or economic environment.

The Adviser monitors certain aspects of Investment Fund performance, stays abreast of current developments affecting Investment Funds and stays in frequent communication with Investment Managers of Investment Funds to review the performance of the Investment Funds managed by such Investment Managers and to discuss such Investment Managers’ investment outlook.

The Adviser obtains certain exposure-level information that enables the analysis of various strategies, markets and sectors on a “look-through” basis. Although the Adviser does not require that Investment Funds provide position-level transparency, Investment Managers of Investment Funds typically provide summary-level risk statistics with respect to the invested positions and risk profile of their Investment Funds. Included in these statistics is information related to the Investment Fund’s long, short, gross, and net position by strategy, leverage and geographic exposure. The information set provided by Investment Managers of Investment Funds varies depending upon their strategy focus and investment style. These summary-level risk statistics are augmented through on-going conversations with the Investment Managers of the Investment Funds and, together, are intended to provide an overall view of the Investment Fund’s risk exposure.

8. Guarantees

Under the Master Fund’s organizational documents, its Independent Directors and fund officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss due to these warranties and indemnities to be remote.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2016

9. Subsequent Events

The Master Fund has evaluated all subsequent events through the date that the consolidated financial statements were issued and noted no material events requiring disclosure.

ITEM 2 – CODE OF ETHICS

Not applicable.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – INVESTMENTS

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant’s most recently filed annual report on Form N-CSR.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which members may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11 – CONTROLS AND PROCEDURES

(a)

The Registrant’s principal executive officer and principal financial officer, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in Form N-CSR is accumulated and communicated to the Registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certification as required by Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GROSVENOR REGISTERED MULTI-STRATEGY FUND (TI 2), LLC

By:	/s/ Scott J. Lederman
Scott J. Lederman
Director, Chief Executive Officer and President December 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Scott J. Lederman	Director, Chief Executive Officer and President	December 8, 2016
Scott J. Lederman

By:	/s/ Kathleen P. Sullivan	Chief Financial Officer and Treasurer	December 8, 2016
Kathleen P. Sullivan